Financial Instruments and Risk Management - Schedule of Valuation Method of the Company’s Financial Instruments (Details) - Level 1 [Member] - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Financial Instruments and Risk Management - Schedule of Valuation Method of the Company’s Financial Instruments (Details) [Line Items]
Cash	$ 951,807	$ 1,704,908
Reclamation deposits	11,000	11,000
Marketable securities	123,912	187,425
Accounts payable and accrued liabilities	$ 701,654	$ 491,452